Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
A [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers, in percentage		[1]	17.00%
B [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers, in percentage	21.00%		15.00%
C [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers, in percentage		[1]	11.00%
D [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers, in percentage		[1]	10.00%
E [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers, in percentage	17.00%			[1]

[1]	* Below 10%